Changes in Benefits Obligation And Plan Assets And Reconciliation of Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 3,632	$ 3,320	$ 2,098
Service cost	487	273	437
Interest cost	104	57	58
Actuarial loss(gain)	151	79	814
Benefits paid	(132)	(97)	(87)
Projected benefit obligation at end of year	4,242	3,632	3,320
Change in plan assets
Fair value of plan assets at beginning of year	2,800	2,556	2,319
Actual return on plan assets	33	33	31
Employer contributions	1,203	328	282
Benefits paid	(134)	(117)	(76)
Fair value of plan assets at end of year	3,902	2,800	2,556
Funded status recognized as an other asset (liabilities)	$ (340)	$ (832)	$ (764)